Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	6-K
Entity File Number	001-38024
Entity Registrant Name	BeyondSpring Inc
Entity Address, Address Line One	100 Campus Drive, West Side, 4th Floor, Suite 410
Entity Address, City or Town	Florham Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07932
Document Period End Date	Jun. 30, 2024
Entity Central Index Key	0001677940
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Amendment Flag	false